DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)						3 Months Ended			9 Months Ended		11 Months Ended	12 Months Ended
	Jun. 06, 2025	May 31, 2025	Feb. 19, 2025	Jan. 23, 2025	Dec. 08, 2023	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 11, 2024	Sep. 23, 2016
Common Stock, Par or Stated Value Per Share						$ 0.0001			$ 0.0001			$ 0.0001
Business Combination, Transaction Cost, Excluding Separately Recognized Transaction	$ 17,011,496
Business Combination, Acquisition-Related Cost, Expense	6,923,808
Business Combination, Separately Recognized Transaction, Acquisition-Related Cost, Expensed	10,087,688
Common Stock, Shares, Outstanding						149,264,925	183,078,394		149,264,925			140,227,818
Net Income (Loss) Attributable to Parent						$ (12,514,966)		$ (3,398,264)	$ 90,285,942	$ (11,181,115)			$ (4,992,421)
Retained Earnings (Accumulated Deficit)						444,511			444,511			$ 29,018,191
Liabilities, Current						265,458,645			265,458,645		$ 53,812,270	180,425,447	53,812,270
Cash and cash equivalents						879,168			879,168		$ 158,578	407,182	158,578
Net Income (Loss) Attributable to Parent						$ 12,514,966		$ 3,398,264	$ (90,285,942)	$ 11,181,115			$ 4,992,421
Previously Reported [Member]
Net Income (Loss) Attributable to Parent												(18,384,353)
Liabilities, Current												179,187,669
Cash and cash equivalents												149,804
Net Income (Loss) Attributable to Parent												$ 18,384,353
Common Class A [Member]
Common Stock, Par or Stated Value Per Share						$ 0.0001			$ 0.0001
Conversion of Stock, Shares Issued									5,322,463
Legacy XCF Convertible Note [Member]
Debt Instrument, Face Amount	$ 100,000,000
New Rise Renewables Reno, LLC [Member]
Debt Instrument, Face Amount			$ 100,000,000
Public Placement [Member]
Stock Issued During Period, Shares, Acquisitions	11,500,000
Class of Warrant or Right, Outstanding	11,500,000
Warrants and Rights Outstanding	$ 121,900,000
Private Placement [Member]
Stock Issued During Period, Shares, Acquisitions	6,400,000
Class of Warrant or Right, Outstanding	6,400,000
Warrants and Rights Outstanding	$ 88,768,000
XCF [Member]
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Number of Shares			87,331,951
New Rise Renewables Reno LLC and New Rise SAF [Member]
Business Combination, Consideration Transferred							$ 4,887,000
XCF Global Capital Inc [Member]
Common Stock, Par or Stated Value Per Share											$ 0.001	$ 0.001	$ 0.001
Stock Issued During Period, Value, New Issues
Common Stock, Shares, Outstanding											62,329,743	74,999,777	62,329,743
Net Income (Loss) Attributable to Parent											$ (246,610)	$ (4,821,989)
Retained Earnings (Accumulated Deficit)											246,610	5,068,599	$ 246,610
Liabilities, Current											2,524,400	5,264,277	2,524,400
Cash and cash equivalents											55,647	353,174	$ 55,647
Net Income (Loss) Attributable to Parent											$ 246,610	$ 4,821,989
XCF Global Capital Inc [Member] | Membership Interest Purchase Agreement [Member]
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Number of Shares					20,000,000
XCF Global Capital Inc [Member] | Common Class A [Member]
Common Stock, Par or Stated Value Per Share														$ 0.0001
Common Stock [Member]
Net Income (Loss) Attributable to Parent
Net Income (Loss) Attributable to Parent
Common Stock [Member] | Common Class A [Member] | Equity Line Of Credit Purchase Agreement [Member]
Stock Issued During Period, Value, New Issues		$ 50,000,000
Stock Issued During Period, Shares, Issued for Services		740,000
Sale of Stock, Price Per Share		$ 10.00
Stock Issued During Period, Value, Issued for Services		$ 7,400,000
Common Stock [Member] | New XCF Class A [Member]
Stock Issued During Period, Shares, Acquisitions	142,130,632
Common Stock, Par or Stated Value Per Share	$ 0.0001
Conversion of Stock, Shares Issued	651,919
Share Price	$ 11.50
Common Stock [Member] | NewXCF [Member]
Stock Issued During Period, Shares, Acquisitions	10,000,000
Common Stock [Member] | New Rise SAF [Member]
Stock Issued During Period, Shares, Acquisitions				18,730,000
Common Stock [Member] | XCF Global Capital Inc [Member]
Stock Issued During Period, Shares, Acquisitions											17,500,000
Stock Issued During Period, Value, New Issues											$ 42,500
Stock Issued During Period, Shares, Issued for Services											17,500,000	12,670,034
Net Income (Loss) Attributable to Parent
Net Income (Loss) Attributable to Parent
New Rise Renewables Reno, LLC [Member]
Ownership percentage			100.00%												100.00%
New Rise Renewables Reno, LLC [Member] | Membership Interest Purchase Agreement [Member]
Ownership percentage					100.00%